CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Stockholders' deficit:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	100,000,000	100,000,000	100,000,000
Common stock, issued shares	33,495,470	32,646,635	27,753,365
Common stock, outstanding shares	33,495,470	32,646,635	27,753,365